Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11 – Commitments and Contingencies

Consulting Agreement – the Company entered into a consulting agreement effective June 1, 2021, with a company owned by Mr. Dab, the Company’s former CEO, for a period of one year to provide assistance in developing the Company’s business including communications with existing shareholders and the general public. This company shall be paid $60,000 upon receipt of funding from an outside source or within 90 days of signing the agreement. This has not yet been paid. This agreement has been renewed for another year. Additionally, this company shall be paid $3,500 per month until the agreement expires.

Concentration of Credit Risk - Credit risk with respect to accounts receivable is generally low due to the nature of the customers comprising the customer base and the significant related party component. The Company does not require collateral or other security to support customer receivables. However, the Company continually monitors and evaluates its client acceptance and collection procedures to minimize potential credit risks associated with its accounts receivable and establishes an allowance for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is not material to the condensed consolidated financial statements.

The Company maintains its cash balances in high-credit-quality financial institutions. The Company’s cash balances may, at times, exceed the deposit insurance limits provided by the Federal Deposit Insurance Corp.

Guarantees

Certain subsidiaries of the Company have guaranteed debt obligations of their former Parent. As part of the transaction with the Company, the former Parent received a release of guarantees from certain institutional lenders and has been working to settle other debt obligations where certain subsidiaries of the Company remain a guarantor. The Company believes that any risk associated with previous guarantees is now minimal and immaterial.

Legal Matters

From time to time, the Company may be involved in a variety of claims, lawsuits, investigations and proceedings related to contractual disputes, employment matters, regulatory and compliance matters, intellectual property rights and other litigation arising in the ordinary course of business. The Company operates in a highly regulated industry which may inherently lend itself to legal matters. Management is aware that litigation has associated costs and that results of adverse litigation verdicts could have a material effect on the Company’s condensed consolidated financial position or results of operations. Management, in consultation with legal counsel, has addressed known assertions and predicted unasserted claims below.

P2P Staffing Corp. received a judgment against HTS during 2018 in the amount of $58,784 plus accrued interest and court costs for amounts owed. As of each of March 31, 2022 and December 31, 2021, $10,464 was outstanding and owed for this judgment and included in accounts payable in the accompanying Condensed Consolidated Balance Sheets.

Two former employees of CollabRx, Inc., one of the acquired subsidiaries, filed suits in a California state court against the former Parent, Rennova, and CollabRx, Inc., in connection with amounts claimed to be owed under their respective employment agreements with CollabRx, Inc. One former employee received a judgment for approximately $253,000, which Rennova has paid in full. The other former employee received a judgment for approximately $173,000.

ClinLab, Medical Mime and HTS, as well as the former Parent, Rennova and many of its subsidiaries, were defendants in a case filed in Broward County Circuit Court by TCA Global Credit Master Fund, L.P. The plaintiff alleged a breach by Medytox Solutions, Inc. of its obligations under a debenture and claimed damages in excess of $2,030,000 plus interest, costs and fees. The other entities were sued as alleged guarantors of the debenture. In May 2020, the SEC appointed a Receiver to close down the TCA Global Credit Master Fund, L.P. In September 2021, the parties entered into a settlement agreement with the Receiver to pay $500,000 as full and final settlement of all claims in this matter, which amount has now been paid as of April 2022.

CTI Consulting LLC filed suit against HTS in September 2021, claiming approximately $45,000 as owed for services provided. The Company has agreed to pay $5,000 per month until the obligation is satisfied.

On June 14, 2018, Techlogix, Inc. obtained a judgment in the Massachusetts Superior Court for Middlesex County in the amount of $71,223 against HTS and Rennova. This amount was paid by Rennova and a Satisfaction of Judgement was filed by Techlogix, Inc. on December 8, 2020.

Note 12 – Commitments and Contingencies

Consulting Agreement – the Company entered into a consulting agreement effective June 1, 2021, with a company owned by Mr. Dab, the Company’s former CEO, for a period of one year to provide assistance in developing the Company’s business including communications with existing shareholders and the general public. This company shall be paid $60,000 upon receipt of funding from an outside source or within 90 days of signing the agreement. This has not yet been paid. This agreement has been renewed for another year. Additionally, this company shall be paid $3,500 per month until the agreement expires.

Concentration of Credit Risk - Credit risk with respect to accounts receivable is generally low due to the nature of the customers comprising the customer base and the significant related party component. The Company does not require collateral or other security to support customer receivables. However, the Company continually monitors and evaluates its client acceptance and collection procedures to minimize potential credit risks associated with its accounts receivable and establishes an allowance for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is not material to the consolidated financial statements.

The Company maintains its cash balances in high-credit-quality financial institutions. The Company’s cash balances may, at times, exceed the deposit insurance limits provided by the Federal Deposit Insurance Corp.

Guarantees

Certain subsidiaries of the Company have guaranteed debt obligations of their former Parent. As part of the transaction with the Company, the former Parent received a release of guarantees from certain institutional lenders and has been working to settle other debt obligations where certain subsidiaries of the Company remain a guarantor. The Company believes that any risk associated with previous guarantees is now minimal and immaterial.

Legal Matters

From time to time, the Company may be involved in a variety of claims, lawsuits, investigations and proceedings related to contractual disputes, employment matters, regulatory and compliance matters, intellectual property rights and other litigation arising in the ordinary course of business. The Company operates in a highly regulated industry which may inherently lend itself to legal matters. Management is aware that litigation has associated costs and that results of adverse litigation verdicts could have a material effect on the Company’s condensed consolidated financial position or results of operations. Management, in consultation with legal counsel, has addressed known assertions and predicted unasserted claims below.

P2P Staffing Corp. received a judgment against HTS during 2018 in the amount of $58,784 plus accrued interest and court costs for amounts owed. As of December 31, 2021 and 2020, $10,464 was outstanding and owed for this judgment and included in accounts payable in the accompanying Consolidated Balance Sheets.

Two former employees of CollabRx, Inc., one of the acquired subsidiaries, filed suits in a California state court against the former Parent, Rennova, and CollabRx, Inc., in connection with amounts claimed to be owed under their respective employment agreements with CollabRx, Inc. One former employee received a judgment for approximately $253,000, which Rennova has paid in full. The other former employee received a judgment for approximately $173,000.

ClinLab, Medical Mime and HTS, as well as the former Parent, Rennova and many of its subsidiaries, were defendants in a case filed in Broward County Circuit Court by TCA Global Credit Master Fund, L.P. The plaintiff alleged a breach by Medytox Solutions, Inc. of its obligations under a debenture and claimed damages of approximately $2,030,000 plus interest, costs and fees. The other entities were sued as alleged guarantors of the debenture. In May 2020, the SEC appointed a Receiver to close down the TCA Global Credit Master Fund, L.P. In September 2021, the parties entered into a settlement agreement with the Receiver to pay $500,000 as full and final settlement of all claims in this matter, which amount has now been paid as of April 2022.

CTI Consulting LLC filed suit against HTS in September 2021, claiming approximately $45,000 as owed for services provided. The Company has agreed to pay $5,000 per month until the obligation is satisfied.

On June 14, 2018, Techlogix, Inc. obtained a judgment in the Massachusetts Superior Court for Middlesex County in the amount of $71,223 against HTS and Rennova. This amount was paid by Rennova and a Satisfaction of Judgement was filed by Techlogix, Inc. on December 8, 2020.